Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 283,402	$ 1,410,674
Short-term investments		462,900	2,930
Accounts receivable, net		120,000	1,580,000
Other receivables		28,891,659	2,050,000
TOTAL CURRENT ASSETS		29,757,961	5,043,604
NON-CURRENT ASSETS:
Intangible assets, net		48,583	54,083
TOTAL NON-CURRENT ASSETS		48,583	54,083
TOTAL ASSETS		29,806,544	5,097,687
CURRENT LIABILITIES:
Accounts payable		200,000
Accrued expenses and other current liabilities		19,198	331,882
Taxes payable		99,397	67,367
TOTAL CURRENT LIABILITIES		330,678	411,332
TOTAL LIABILITIES		330,678	411,332
SHAREHOLDERS’ EQUITY*:
Treasury shares			(1,469,517)
Additional paid-in capital		165,317,333	141,267,807
Accumulated deficit		(135,841,792)	(135,161,786)
Accumulated other comprehensive income
TOTAL SHAREHOLDERS’ EQUITY		29,475,866	4,686,355
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		29,806,544	5,097,687
Class A Common Shares
SHAREHOLDERS’ EQUITY*:
Common stock value	[1]	325	49,851
Class B Common Shares
SHAREHOLDERS’ EQUITY*:
Common stock value	[1]
Related Party
CURRENT LIABILITIES:
Due to related parties - current		$ 12,083	$ 12,083

[1]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.